Fair value of financial instruments - Comparison of carrying amounts and fair values for assets and liabilities not held at fair value (Details) - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016 [1]
Financial assets [abstract]
Loans and advances		£ 326,406	£ 324,048	[1]	£ 345,900
Reverse repurchase agreements and other similar secured lending		2,308	12,546	[1]	13,454
Assets included in disposal groups classified as held for sale		0	1,193	[1]	71,454
Financial liabilities [abstract]
Repurchase agreements and other similar secured borrowing		(18,578)	(40,338)	[1]	(19,760)
Debt securities in issue		(82,286)	(73,314)		(75,932)
Subordinated liabilities		(20,559)	(23,826)	[1]	£ (23,383)
Not held at fair value [member]
Financial assets [abstract]
Reverse repurchase agreements and other similar secured lending		2,308	12,546
Assets included in disposal groups classified as held for sale	[2]	0	1,195
Financial liabilities [abstract]
Repurchase agreements and other similar secured borrowing		(18,578)	(40,338)
Debt securities in issue		(81,687)	(74,752)
Subordinated liabilities		(21,049)	(25,084)
Not held at fair value [member] | Financial liabilities at amortised cost [member]
Financial liabilities [abstract]
Banks		(14,166)	(12,159)
Current and demand accounts		(148,714)	(145,927)
Savings accounts		(137,589)	(134,369)
Other time deposits		(94,388)	(106,324)
Not held at fair value [member] | Financial assets at amortised cost [member] | Home loans [member]
Financial assets [abstract]
Loans and advances		148,897	145,262
Not held at fair value [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member]
Financial assets [abstract]
Loans and advances		56,462	55,106
Not held at fair value [member] | Financial assets at amortised cost [member] | Finance lease receivables [Member]
Financial assets [abstract]
Loans and advances	[3]	2,057	2,964
Not held at fair value [member] | Financial assets at amortised cost [member] | Corporate loans [member]
Financial assets [abstract]
Loans and advances		117,848	121,666
Not held at fair value [member] | Level 1 of fair value hierarchy [member]
Financial assets [abstract]
Reverse repurchase agreements and other similar secured lending		0	0
Assets included in disposal groups classified as held for sale	[2]	0	0
Financial liabilities [abstract]
Repurchase agreements and other similar secured borrowing		0	0
Debt securities in issue		0	0
Subordinated liabilities		0	0
Not held at fair value [member] | Level 1 of fair value hierarchy [member] | Financial liabilities at amortised cost [member]
Financial liabilities [abstract]
Banks		(4,636)	(4,375)
Current and demand accounts		(148,714)	(145,927)
Savings accounts		(137,589)	(134,369)
Other time deposits		(57,966)	(62,750)
Not held at fair value [member] | Level 1 of fair value hierarchy [member] | Financial assets at amortised cost [member] | Home loans [member]
Financial assets [abstract]
Loans and advances		0	0
Not held at fair value [member] | Level 1 of fair value hierarchy [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member]
Financial assets [abstract]
Loans and advances		657	655
Not held at fair value [member] | Level 1 of fair value hierarchy [member] | Financial assets at amortised cost [member] | Corporate loans [member]
Financial assets [abstract]
Loans and advances		3,942	8,986
Not held at fair value [member] | Level 2 of fair value hierarchy [member]
Financial assets [abstract]
Reverse repurchase agreements and other similar secured lending		2,308	12,546
Assets included in disposal groups classified as held for sale	[2]	0	0
Financial liabilities [abstract]
Repurchase agreements and other similar secured borrowing		(18,578)	(40,338)
Debt securities in issue		(78,315)	(72,431)
Subordinated liabilities		(21,049)	(25,084)
Not held at fair value [member] | Level 2 of fair value hierarchy [member] | Financial liabilities at amortised cost [member]
Financial liabilities [abstract]
Banks		(9,530)	(7,784)
Current and demand accounts		0	0
Savings accounts		0	0
Other time deposits		(30,576)	(37,723)
Not held at fair value [member] | Level 2 of fair value hierarchy [member] | Financial assets at amortised cost [member] | Home loans [member]
Financial assets [abstract]
Loans and advances		0	0
Not held at fair value [member] | Level 2 of fair value hierarchy [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member]
Financial assets [abstract]
Loans and advances		0	0
Not held at fair value [member] | Level 2 of fair value hierarchy [member] | Financial assets at amortised cost [member] | Corporate loans [member]
Financial assets [abstract]
Loans and advances		68,955	63,930
Not held at fair value [member] | Level 3 of fair value hierarchy [member]
Financial assets [abstract]
Reverse repurchase agreements and other similar secured lending		0	0
Assets included in disposal groups classified as held for sale	[2]	0	1,195
Financial liabilities [abstract]
Repurchase agreements and other similar secured borrowing		0	0
Debt securities in issue		(3,372)	(2,321)
Subordinated liabilities		0	0
Not held at fair value [member] | Level 3 of fair value hierarchy [member] | Financial liabilities at amortised cost [member]
Financial liabilities [abstract]
Banks		0	0
Current and demand accounts		0	0
Savings accounts		0	0
Other time deposits		(5,846)	(5,851)
Not held at fair value [member] | Level 3 of fair value hierarchy [member] | Financial assets at amortised cost [member] | Home loans [member]
Financial assets [abstract]
Loans and advances		148,897	145,262
Not held at fair value [member] | Level 3 of fair value hierarchy [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member]
Financial assets [abstract]
Loans and advances		55,805	54,451
Not held at fair value [member] | Level 3 of fair value hierarchy [member] | Financial assets at amortised cost [member] | Corporate loans [member]
Financial assets [abstract]
Loans and advances		44,951	48,750
Carrying amount [member] | Not held at fair value [member]
Financial assets [abstract]
Reverse repurchase agreements and other similar secured lending		2,308	12,546
Assets included in disposal groups classified as held for sale	[2]	0	1,164
Financial liabilities [abstract]
Repurchase agreements and other similar secured borrowing		(18,578)	(40,338)
Debt securities in issue		(82,286)	(73,314)
Subordinated liabilities		(20,559)	(23,826)
Carrying amount [member] | Not held at fair value [member] | Financial liabilities at amortised cost [member]
Financial liabilities [abstract]
Banks		(14,166)	(12,153)
Current and demand accounts		(148,714)	(145,950)
Savings accounts		(137,589)	(134,339)
Other time deposits		(94,369)	(106,259)
Carrying amount [member] | Not held at fair value [member] | Financial assets at amortised cost [member] | Home loans [member]
Financial assets [abstract]
Loans and advances		150,284	147,002
Carrying amount [member] | Not held at fair value [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member]
Financial assets [abstract]
Loans and advances		54,560	55,767
Carrying amount [member] | Not held at fair value [member] | Financial assets at amortised cost [member] | Finance lease receivables [Member]
Financial assets [abstract]
Loans and advances	[3]	1,886	2,854
Carrying amount [member] | Not held at fair value [member] | Financial assets at amortised cost [member] | Corporate loans [member]
Financial assets [abstract]
Loans and advances		£ 119,676	£ 123,532

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .

[2]	Disposal groups held for sale and measured at fair value less cost to sell are included in the fair value table.
[3]	The fair value hierarchy for finance lease receivables is not required as part of the standard.